SUBSEQUENT EVENTS (Details) - CNY (¥)		12 Months Ended
	Nov. 10, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 14, 2021	Jun. 26, 2020	May 21, 2020
Subsequent Event [Line Items]
Number of warrants issued		2,800,000
Number of warrants to purchase ordinary shares			1,680,000			911,112
Gross proceeds from warrants exercises		¥ 21,130,035	¥ 0
Pre-funded warrants
Subsequent Event [Line Items]
Number of warrants to purchase ordinary shares				8,814,102
Class A ordinary shares
Subsequent Event [Line Items]
Number of warrants to purchase ordinary shares		8,814,102		6,014,102	1,680,000	911,112
Starry | Class A ordinary shares
Subsequent Event [Line Items]
Number of shares issued	500,000